RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Details)	Dec. 31, 2024	Sep. 30, 2023
Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Percentage of Investment in Shares Owned	10.00%
Yujie
RELATED PARTY BALANCES AND TRANSACTIONS
Equity interest acquired		100.00%